Equity	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Equity
24.	EQUITY

a.	Share capital
Ordinary shares

	$		$
	December 31
	2023		2024

Numbers of shares authorized (in thousands)		5,500,000		5,500,000

Numbers of shares reserved (in thousands)
Employee share options		400,000		400,000

Number of shares issued and fully paid (in thousands)		4,385,465		4,415,251

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

Share capital authorized	$55,000,000		$55,000,000		$1,677,341

Share capital reserved
Employee share options	$4,000,000		$4,000,000		$121,988

American Depositary Receipts
The Company’s ADS represents 2 ordinary shares of the Company. As of December 31, 2023 and 2024, 157,164 thousand ADSs were outstanding and represented approximately 314,328 thousand ordinary shares of the Company.

b.	Capital surplus

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)
May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Issuance of ordinary shares	$15,737,752		$16,519,296		$503,791
Merger by share exchange	117,693,658		117,693,658		3,589,316
Difference between consideration and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	3,240,987		3,240,987		98,841
Exercised employee share options	3,503,786		3,706,398		113,034
Treasury share transactions	679,791		1,059,253		32,304
Donation from shareholders	471,894		471,894		14,391
Expired share options	646,773		647,094		19,735

	141,974,641		143,338,580		4,371,412

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

May be used to offset a deficit only

Changes in percentage of ownership interest in subsidiaries (2)	$208,310		$40,151		$1,224
Share of changes in capital surplus of associates accounted for using the equity method	21,584		26,029		794
Dividends that the claim period has elapsed and unclaimed by shareholders	6,130		6,198		189
Exercised disgorgement	326		326		10

	236,350		72,704		2,217

May not be used for any purpose

Employee share options	1,904,176		3,325,062		101,405
Employee restricted stock awards	(49,650)		1,861,744		56,778
Others (3)	207,109		119,172		3,634

	2,061,635		5,305,978		161,817

	$144,272,626		$148,717,262		$4,535,446

1)
Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)
Such capital surplus arises from the effects of changes in ownership interests in subsidiaries resulting from equity transactions other than actual disposals or acquisitions, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)
Such capital surplus represents the excess of the carrying amount of related accounts over the par value due to employee share options exercised and the Company has not completed registration formalities.

c.	Retained earnings and dividend policy
The Articles of Incorporation of the Company (the “Articles”) provides that annual net income shall be distributed in the following order:

1)	Replenishment of deficits;

2)	10.0% as legal reserve;

3)	Special reserve appropriated or reversed in accordance with laws or regulations set forth by the authorities concerned;

4)
If annual net income remains, a proposal for the distribution of such amount together with a part or all of the accumulated undistributed profits from previous years shall be prepared by the board of directors and submit to the shareholders’ meeting for resolution. However, the distributable dividends may be paid in cash after a resolution has been adopted by a majority vote at a meeting of the board of directors attended by two-thirds of the total number of directors; and, in addition, a report of such distribution shall be submitted to the shareholders’ meeting.

For the policies on the distribution of employees’ compensation and remuneration of directors, refer to employees’ compensation and remuneration of directors in Note 25(g).
The Company is currently in the mature growth stage. To meet the capital needs for business development now and in the future and satisfy the shareholders’ demand for cash inflows, the Company shall use residual dividend policy to distribute dividends, of which the cash dividend is not lower than 30% of the total dividend distribution, with the remainder to be distributed in shares. A distribution plan is also to be made by the board of directors and submitted for resolution in the shareholders’ meeting.
Appropriation of earnings to legal reserve shall be made until the legal reserve equals the Company’s share capital. Legal reserve may be used to offset deficits. If the Company has no deficit and the legal reserve has exceeded 25% of the Company’s share capital, the excess may be transferred to capital or distributed in cash.
Items referred to under Rule No. 1090150022 issued by the Financial Supervisory Commission R.O.C. and in the directive titled “Questions and Answers for Special Reserves Appropriated Following Adoption of IFRS Accounting Standards” should be appropriated to or reversed from a special reserve by the Company.
The appropriation of earnings for 2022 and 2023 were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Year 2022	For Year 2023	For Year 2022	For Year 2023
	NT$	NT$	NT$	NT$
			(in dollars)	(in dollars)

Legal reserve	$6,001,564	$3,232,866

Special reserve (reversed)	$(6,845,501)	$(167,613)

Cash dividends	$38,482,083	$22,838,947	$ 8.8	$ 5.2

The above 2022 and 2023 appropriations for cash dividends were resolved by the Company’s board of directors in March 2023 and 2024, respectively; the other proposed appropriations were resolved by the shareholders’ meeting in June 2023 and 2024, respectively.

d.	Others equity items

1)	Exchange differences on translating foreign operations

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(15,393,646)	$(5,529,388)	$(7,034,629)	$(214,536)
Recognized for the year
Exchange differences arising on translating foreign operations	9,981,949	(1,488,920)	12,101,346	369,056

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Share from associates and joint ventures accounted for using the equity method	$(117,691)	$(16,321)	$(15,711)	$(479)

Balance at December 31	$(5,529,388)	$(7,034,629)	$5,051,006	$154,041

2)	Unrealized gain (loss) on financial assets at FVTOCI

	$	$	$		$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$		US$ (Note 4)

Balance at January 1	$4,190,361	$1,275,505		$3,549,648		$108,254

Unrealized gain (loss) recognized for the year
Debt instruments	(16,746)	(22,599)		(14,830)		(452)
Equity instruments	(8,360)	(77,496)		(18,871)		(576)
Share from associates and joint ventures accounted for using the equity method	(2,928,173)	2,447,656		155,784		4,751

Other comprehensive income for the year	(2,953,279)	2,347,561		122,083		3,723

Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	190,500	230,940		72,049		2,197
Cumulative unrealized gain transferred to retained earnings due to disposal of equity instruments in relation to associates and joint venture accounted for using the equity method	(152,077)	(304,358)		(13,221)		(403)

Balance at December 31	$1,275,505	$3,549,648		$3,730,559		$113,771

3)	Gain (loss) on hedging instruments – hedges of net investments of foreign operations

	$	$	$		$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$		US$ (Note 4)

Balance at January 1	$121,833	$520,281		$277,441		$8,461
Recognized for the year
Foreign currency risk - loans denominated in foreign currency	398,448	(242,840)		438,262		13,366

Balance at December 31	$520,281	$277,441		$715,703		$21,827

4)	Unearned employee benefit
In August 2021 and June 2024, the shareholders’ meeting resolved to issue restricted stock awards to employees. Refer to Note 28 for the information.

	$	$	$		$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$		US$ (Note 4)

Balance at January 1	$(1,164,991)	$(432,847)		$-		$-
Issuance of shares	-	-		(1,954,312)		(59,600)
Share-based payment expenses	728,748	11,840		395,487		12,061
Valuation adjustments	3,396	421,007		(72,432)		(2,209)

Balance at December 31	$(432,847)	$-		$(1,631,257)		$(49,748)

e.	Treasury shares
For the years ended December 31, 2023 and 2024, 72,941 thousand ordinary shares of the Company were held by its subsidiaries.
The Company’s shares held by its subsidiaries at each balance sheet date were as follows:

	$	$	$	$	$
	Shares Held by Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2023

ASE	67,452	$1,762,430		$9,106,036
ASE Test, Inc.	5,489	196,677		741,067

	72,941	$1,959,107		$9,847,103

	$	$	$	$	$
	Shares Held by Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2024

ASE	67,452	$1,762,430	$53,749	$10,927,243	$333,249
ASE Test, Inc.	5,489	196,677	5,998	889,281	27,121

	72,941	$1,959,107	$59,747	$11,816,524	$360,370

The aforementioned fair value is classified as Level 1 fair value with quoted prices in an active market.
Under the Securities and Exchange Act in the R.O.C., the Company shall neither pledge treasury shares nor exercise shareholders’ rights on these shares, such as the rights to dividends and voting. The subsidiaries holding the aforementioned treasury shares are bestowed shareholders’ rights except the rights to participate in any share issuance for cash and voting.

f.	Non-controlling interests

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$14,544,415	$18,608,124	$20,270,547	$618,193
Share of profit for the year	3,116,549	1,849,952	1,437,974	43,854
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	344,780	(47,301)	687,077	20,954
Unrealized gain (loss) on equity instruments at FVTOCI	(44,852)	26,560	6,599	201
Gain (loss) from hedging	110,781	(69,189)	124,336	3,792
Remeasurement on defined benefit plans	51,582	(15,876)	3,270	100
Share in other comprehensive loss from associates accounted for using the equity method	(35,142)	(7,514)	(7,157)	(218)
Repurchase of outstanding shares by subsidiaries (Note 31)	(312,775)	-	(270,291)	(8,243)
Disposal of subsidiary	-	(295,895)	-	-
Non-controlling interest arising from capital increase of subsidiaries	-	427,913	177,487	5,413

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

The Group’s subscription for subsidiaries’ capital increase at a percentage different from its existing ownership (Note 31)	$-	$-	$69,141	$2,108
Cash dividends distributed to non-controlling interests	(575,089)	(912,261)	(593,390)	(18,097)
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	315,871	293,740	238,183	7,264
Equity component of convertible bonds issued by subsidiaries	1,092,004	412,294	100,885	3,077

Balance at December 31	$18,608,124	$20,270,547	$22,244,661	$678,398